Commitments and Contingencies	12 Months Ended
Oct. 29, 2017
Commitments and Contingencies
Commitments and Contingencies

Note N

Commitments and Contingencies

In order to ensure a steady supply of hogs and turkeys, and to keep the cost of products stable, the Company has entered into contracts with producers for the purchase of hogs and turkeys at formula-based prices over periods up to 10 years. The Company has also entered into grow-out contracts with independent farmers to raise turkeys for the Company for periods up to 25 years. Under these arrangements, the Company owns the livestock, feed, and other supplies while the independent farmers provide facilities and labor. The Company has also contracted for the purchase of corn, soybean meal, and other feed ingredients from independent suppliers for periods up to three years. Under these contracts, the Company is committed at October 29, 2017, to make purchases, assuming current price levels, as follows:

(in thousands)
2018	$1,120,931
2019	684,769
2020	373,897
2021	197,384
2022	95,584

Later Years	49,455

Total	$2,522,020

Purchases under these contracts for fiscal years 2017, 2016, and 2015 were $1.4 billion, $1.6 billion, and $1.6 billion, respectively.

The Company has noncancelable operating lease commitments on facilities and equipment at October 29, 2017, as follows:

(in thousands)
2018	$7,662
2019	4,441
2020	3,879
2021	2,919
2022	2,153

Later Years	1,667

Total	$22,721

The Company expensed $19.2 million, $21.6 million, and $22.4 million for rent in fiscal years 2017, 2016, and 2015, respectively.

The Company has commitments to expend approximately $278.8 million to complete construction in progress at various locations as of October 29, 2017.

The Company also has purchase obligations not reflected in the Consolidated Statements of Financial Position, representing open purchase orders and contracts related to the procurement of raw materials, supplies, and various services. As of October 29, 2017, commitments related to those purchase orders, and all known contracts exceeding $1.0 million, are shown below. The Company primarily purchases goods and services on an as-needed basis and therefore, amounts in the table represent only a portion of expected future cash expenditures.

(in thousands)
2018	$674,792
2019	74,245
2020	74,696
2021	71,482
2022	54,417

Later Years	60,105

Total	$1,009,737

As of October 29, 2017, the Company has $48.0 million of standby letters of credit issued on its behalf. The standby letters of credit are primarily related to the Company’s self-insured workers compensation programs. However, that amount also includes revocable standby letters of credit totaling $4.0 million for obligations of an affiliated party that may arise under workers compensation claims. Letters of credit are not reflected in the Company’s Consolidated Statements of Financial Position.

The Company is involved in litigation on an on-going basis arising in the ordinary course of business. In the opinion of management, the outcome of litigation currently pending will not materially affect the Company’s results of operations, financial condition, or liquidity.